INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium	Reserve of remeasurements of defined benefit plans	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 0		$ 95,304		$ (63,475)	$ 31,829
Loss					(14,172)	(14,172)
Total other comprehensive income	0			$ (51)		(51)
Total comprehensive income (loss)				(51)	(14,172)	(14,223)
Exercise of options	0		46			46
Share-based compensation			822			822
Balance at the end at Dec. 31, 2020	0		96,172	(51)	(77,647)	18,474
Loss					(16,358)	(16,358)
Total other comprehensive income				(81)		(81)
Total comprehensive income (loss)				(81)	(16,358)	(16,439)
Exercise of options	0		33			33
Share-based compensation			935			935
Balance at the end at Dec. 31, 2021	0	[1],[2]	129,056	(132)	(94,005)	34,919
Loss					(10,222)	(10,222)
Total other comprehensive income				225		225
Total comprehensive income (loss)				225	(10,222)	(9,997)
Issuance of Ordinary shares	0		6,573			6,573
Exercise of options	0	[2]	31			31
Share-based compensation			732			732
Balance at the end at Jun. 30, 2022	0	[2]	136,392	93	(104,227)	32,258
Balance at the beginning at Dec. 31, 2021	0	[1],[2]	129,056	(132)	(94,005)	34,919
Loss					(24,701)	(24,701)
Total other comprehensive income				269		269
Total comprehensive income (loss)				269	(24,701)	(24,432)
Issuance of Ordinary shares	0	[1]	9,194			9,194
Exercise of options	0	[1]	73			73
Share-based compensation			1,906			1,906
Balance at the end at Dec. 31, 2022	0	[2],[3]	140,229	137	(118,706)	21,660
Loss						(54,998)
Total comprehensive income (loss)					(54,998)	(54,998)
Issuance of Ordinary shares	0	[2],[3]	113			113
Issuance of Ordinary shares, net in connection with the closing of the BCA	0	[2],[3]	63,145			63,145
Exercise of options	0	[2],[3]	19			19
Share-based compensation			1,128			1,128
Share listing expense			46,717			46,717
Balance at the end at Jun. 30, 2023	$ 0	[2],[3]	$ 251,351	$ 137	$ (173,704)	$ 77,784

[1]	Represents an amount lower than $1.
[2]	Represents an amount lower than $1
[3]	Represents an amount lower than $1.